Disaggregated Revenue - Schedule of Revenue by Major Product Categories (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Revenue by Major Product Categories [Line Items]
Product category revenue amount	$ 32,463,213	$ 57,525,700	$ 105,416,746
Product category % of revenue	100.00%	100.00%	100.00%
Sales of display modules [Member]
Schedule of Revenue by Major Product Categories [Line Items]
Product category revenue amount	$ 18,146,699	$ 27,793,530	$ 35,113,651
Product category % of revenue	56.00%	48.00%	34.00%
Sales of polarizers [Member]
Schedule of Revenue by Major Product Categories [Line Items]
Product category revenue amount	$ 12,137,669	$ 27,526,662	$ 62,709,731
Product category % of revenue	37.00%	48.00%	59.00%
Research and Developments [Member]
Schedule of Revenue by Major Product Categories [Line Items]
Product category revenue amount			$ 5,715,914
Product category % of revenue			5.00%
Others [Member]
Schedule of Revenue by Major Product Categories [Line Items]
Product category revenue amount	$ 2,178,845	$ 2,205,508	$ 1,877,450
Product category % of revenue	7.00%	4.00%	2.00%